As filed with the Securities and Exchange Commission on March 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-21503)

The FBR Funds
(Exact name of registrant as specified in charter)

1001 Nineteenth Street North
Arlington, VA 22209
(Address of principal executive offices) (Zip code)

William Ginivan
General Counsel
FBR & Co.
Potomoc Tower
1001 Nineteenth Street North
Arlington, VA 22209
(Name and address of agent for service)

(703) 469-1040
Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Trust’s schedule of investments is as follows:

The FBR Funds

FBR Large Cap Fund
Portfolio of Investments
January 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 99.4%
	Basic Materials — 2.6%
6,000	E.I. du Pont de Nemours and Co.	$305,340
10,000	Freeport-McMoRan Copper & Gold, Inc.	462,100
3,000	Monsanto Co.	246,150

		1,013,590

	Communications — 8.5%
1,000	Amazon.com, Inc.*	194,440
15,000	AT&T, Inc.	441,150
33,600	Cisco Systems, Inc.	659,568
24,700	Corning, Inc.	317,889
1,300	Google, Inc., Class A*	754,143
900	LinkedIn Corp., Class A*	64,935
4,600	Rackspace Hosting, Inc.*	199,686
9,000	Verizon Communications, Inc.	338,940
22,300	Yahoo, Inc.*	344,981

		3,315,732

	Consumer, Cyclical — 11.2%
7,000	Bed Bath & Beyond, Inc.*	424,900
2,970	C.R. Bard, Inc.	274,784
8,000	Coach, Inc.	560,400
3,500	Deckers Outdoor Corp.*	282,975
11,700	Genuine Parts Co.	746,226
17,700	Guess?, Inc.	531,000
11,700	Kohl’s Corp.	538,083
7,500	Tiffany & Co.	478,500
15,800	Walgreen Co.	527,088

		4,363,956

	Consumer, Non-Cyclical — 19.1%
8,640	Abbott Laboratories	467,856
7,000	Automatic Data Processing, Inc.	383,460
8,475	Baxter International, Inc.	470,193
13,500	Eli Lilly and Co.	536,490
6,700	Gilead Sciences, Inc.*	327,228
14,900	Hormel Foods Corp.	428,822
14,400	Merck & Company, Inc.	550,944
10,700	Novartis AG	581,652
12,000	Paychex, Inc.	378,000
6,800	PepsiCo, Inc.	446,556
10,700	Stryker Corp.	593,101
8,000	The Coca-Cola Co.	540,240
9,600	The Estee Lauder Companies, Inc., Class A	556,128
9,000	The Procter & Gamble Co.	567,360
19,350	Unilever PLC ADR	626,747

		7,454,777

	Energy — 7.4%
4,202	Apache Corp.	415,494
8,800	Devon Energy Corp.	561,528
11,000	Halliburton Co.	404,580
9,000	Hess Corp.	506,700
8,200	Murphy Oil Corp.	488,720
8,900	Patterson-UTI Energy, Inc.	167,943
6,000	Range Resources Corp.	345,120

		2,890,085

	Financial — 17.2%
5,200	American Financial Group, Inc.	190,684
5,200	Arch Capital Group Ltd.*	187,460
50,000	Bank of America Corp.	356,500
10,000	Capital One Financial Corp.	457,500
6,000	Citigroup, Inc.	184,320
18,000	Discover Financial Services	489,240
3,575	Franklin Resources, Inc.	379,307
16,725	JPMorgan Chase & Co.	623,843
13,000	Morgan Stanley	242,450
8,100	Prudential Financial, Inc.	463,644
10,575	T. Rowe Price Group, Inc.	611,658
7,800	The Chubb Corp.	525,798
7,200	The PNC Financial Services Group, Inc.	424,224
4,400	Torchmark Corp.	200,948
23,500	U.S. Bancorp	663,170
24,000	Wells Fargo & Co.	701,040

		6,701,786

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Large Cap Fund
Portfolio of Investments (continued)
January 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	Industrial — 11.7%
11,500	3M Co.	$997,165
6,000	Cummins, Inc.	624,000
6,100	FedEx Corp.	558,089
43,600	General Electric Co.	815,756
12,800	Norfolk Southern Corp.	924,160
5,550	Union Pacific Corp.	634,420

		4,553,590

	Technology — 18.5%
3,700	Apple, Inc.*	1,688,976
29,400	Applied Materials, Inc.	361,032
9,200	Cerner Corp.*	560,188
7,000	Check Point Software Technologies Ltd.*	394,030
3,600	Citrix Systems, Inc.*	234,756
27,000	Intel Corp.	713,340
3,000	International Business Machines Corp.	577,800
8,000	MICROS Systems, Inc.*	397,680
18,350	Microsoft Corp.	541,876
9,900	NetApp, Inc.*	373,626
25,500	Oracle Corp.	719,100
1,800	salesforce.com, Inc.*	210,240
3,800	SanDisk Corp.*	174,344
8,100	Western Digital Corp.*	294,435

		7,241,423

	Utilities — 3.2%
4,800	Edison International	196,992
14,000	Exelon Corp.	556,920
8,500	PG&E Corp.	345,610
6,100	Public Service Enterprise Group, Inc.	185,074

		1,284,596

	Total Common Stocks (Cost $35,481,348)	38,819,535

	SHORT-TERM INVESTMENT — 0.6%
222,676	Fidelity Institutional Money Market Government Portfolio, Class I, 0.04%^ (Cost $222,676)	222,676

	Total Investments — 100.0% (Cost $35,704,024)	39,042,211

	Liabilities Less Other Assets — 0.0%	(13,449)

	Net Assets — 100.0%	$39,028,762

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company
^	7-day yield as of January 31, 2012

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Mid Cap Fund
Portfolio of Investments
January 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 94.5%
	Basic Materials — 3.4%
10,900	Gold Fields Ltd. ADR	$179,087
3,984	Sigma-Aldrich Corp.	271,071
11,800	Yamana Gold, Inc.	203,786

		653,944

	Communications — 2.8%
3,797	FactSet Research Systems, Inc.	335,351
7,881	Telephone & Data Systems, Inc.	207,264

		542,615

	Consumer, Cyclical — 19.2%
6,615	Abercrombie & Fitch Co., Class A	303,893
3,900	Bed Bath & Beyond, Inc.*	236,730
9,080	Big Lots, Inc.*	358,569
7,485	Copart, Inc.*	352,095
2,250	Deckers Outdoor Corp.*	181,913
3,400	Genuine Parts Co.	216,852
2,700	Guess?, Inc.	81,000
10,930	Magna International, Inc.	451,846
12,824	Mattel, Inc.	397,544
2,800	MSC Industrial Direct Company, Inc., Class A	212,856
7,735	Tiffany & Co.	493,493
2,229	V.F. Corp.	293,091
3,700	Williams-Sonoma, Inc.	132,682

		3,712,564

	Consumer, Non-Cyclical — 18.1%
3,022	Bunge Ltd.	173,070
2,446	C.R. Bard, Inc.	226,304
2,600	Covance, Inc.*	113,906
9,050	Endo Pharmaceuticals Holdings, Inc.*	336,388
6,438	Forest Laboratories, Inc.*	204,600
1,400	Humana, Inc.	124,628
6,995	Lincare Holdings, Inc.	179,702
5,750	Monster Beverage Corp.*	600,933
9,575	Paychex, Inc.	301,612
20,450	SEI Investments Co.	375,667
3,385	Techne Corp.	231,026
1,650	Tupperware Brands Corp.	103,686
13,275	Tyson Foods, Inc., Class A	247,446
4,444	Varian Medical Systems, Inc.*	292,726

		3,511,694

	Energy — 7.5%
4,677	Energen Corp.	225,291
3,285	Ensco PLC ADR	172,922
2,640	Helmerich & Payne, Inc.	162,914
7,800	Nabors Industries Ltd.*	145,236
2,925	Newfield Exploration Co.*	110,594
2,975	Pioneer Natural Resources Co.	295,418
3,900	Plains Exploration & Production Co.*	147,108
5,550	Rowan Companies, Inc.*	188,756

		1,448,239

	Financial — 16.3%
9,495	Capitol Federal Financial	109,667
6,375	Comerica, Inc.	176,396
17,900	Fifth Third Bancorp	232,879
20,000	First Niagara Financial Group, Inc.	191,400
25,225	Hudson City Bancorp, Inc.	169,764
26,950	KeyCorp	209,402
2,546	M&T Bank Corp.	203,018
11,785	New York Community Bancorp, Inc.	149,552
10,250	People’s United Financial, Inc.	126,382
8,700	Raymond James Financial, Inc.	304,500
47,200	Regions Financial Corp.	246,384
4,500	Reinsurance Group of America, Inc.	245,205
6,821	T. Rowe Price Group, Inc.	394,527
6,800	W. R. Berkley Corp.	233,036
9,600	Zions Bancorp	161,664

		3,153,776

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Mid Cap Fund
Portfolio of Investments (continued)
January 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	Industrial — 12.4%
6,625	Dolby Laboratories, Inc., Class A*	$240,951
9,075	FLIR Systems, Inc.	233,681
5,950	Kansas City Southern*	408,408
3,700	Kirby Corp.*	247,049
7,195	Pall Corp.	429,398
4,592	Roper Industries, Inc.	428,847
10,300	Spirit AeroSystems Holdings, Inc., Class A*	234,222
3,500	Tidewater, Inc.	188,475

		2,411,031

	Technology — 10.3%
32,168	Activision Blizzard, Inc.	396,953
8,403	Check Point Software Technologies Ltd.*	473,005
4,900	Microchip Technology, Inc.	180,859
3,400	SanDisk Corp.*	155,992
9,700	Seagate Technology PLC	205,058
30,900	Siliconware Precision Industries Co. Ltd. ADR	174,585
4,900	Western Digital Corp.*	178,115
6,200	Xilinx, Inc.	222,270

		1,986,837

	Utilities — 4.5%
8,800	Ameren Corp.	278,432
17,700	NRG Energy, Inc.*	298,776
10,650	Westar Energy, Inc.	302,886

		880,094

	Total Common Stocks (Cost $16,061,827)	18,300,794

	SHORT-TERM INVESTMENT — 6.6%
1,271,639	Fidelity Institutional Money Market Government Portfolio, Class I, 0.04%^ (Cost $1,271,639)	1,271,639

	Total Investments — 101.1% (Cost $17,333,466)	$19,572,433

	Liabilities Less Other Assets — (1.1)%	(217,107)

	Net Assets — 100.0%	$19,355,326

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company
^	7-day yield as of January 31, 2012

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments
January 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 97.6%
	Basic Materials — 4.6%
4,000	Huntsman Corp.	$50,920
10,000	Innospec, Inc.*	323,700
8,000	Kraton Performance Polymers, Inc.*	227,520
2,000	Kronos Worldwide, Inc.	46,040
1,500	NewMarket Corp.	324,285
20,000	PolyOne Corp.	288,400
5,000	Schnitzer Steel Industries, Inc., Class A	218,150
6,000	W.R. Grace & Co.*	321,240

		1,800,255

	Communications — 1.7%
2,000	Acme Packet, Inc.*	58,460
3,500	ADTRAN, Inc.	121,205
1,000	AMC Networks, Inc.*	42,760
6,500	Aruba Networks, Inc.*	144,170
7,600	Sourcefire, Inc.*	235,752
3,600	Vocus, Inc.*	82,692

		685,039

	Consumer, Cyclical — 14.8%
2,000	Alaska Air Group, Inc.*	152,260
34,000	American Axle & Manufacturing Holdings, Inc.*	410,040
10,000	Ascena Retail Group, Inc.*	353,700
7,000	Bally Technologies, Inc.*	295,540
17,000	Big Lots, Inc.*	671,330
13,000	Chico’s FAS, Inc.	148,720
2,000	Collective Brands, Inc.*	33,320
2,000	Columbia Sportswear Co.	91,700
9,000	Crocs, Inc.*	171,180
70,000	JetBlue Airways Corp.*	415,100
15,000	Meritor, Inc.*	94,200
20,300	Modine Manufacturing Co.*	222,082
18,000	Penn National Gaming, Inc.*	736,920
27,000	Pier 1 Imports, Inc.*	419,850
6,000	Steven Madden Ltd.*	246,840
5,600	The Buckle, Inc.	244,328
4,500	The Children’s Place Retail Stores, Inc.*	224,505
24,000	US Airways Group, Inc.*	202,560
6,000	Westport Innovations, Inc.*	249,600
10,000	Wolverine World Wide, Inc.	390,900

		5,774,675

	Consumer, Non-Cyclical — 12.0%
1,000	Achillion Pharmaceuticals, Inc.*	11,090
1,000	Diamond Foods, Inc.	36,340
2,000	Dollar Thrifty Automotive Group, Inc.*	147,300
1,000	Idenix Pharmaceuticals, Inc.*	13,390
6,000	ImmunoGen, Inc.*	84,720
9,000	Impax Laboratories, Inc.*	169,830
3,000	Jazz Pharmaceuticals, Inc.*	139,500
1,000	MAKO Surgical Corp.*	35,780
8,000	Optimer Pharmaceuticals, Inc.*	103,760
10,000	Par Pharmaceutical Companies, Inc.*	361,100
1,000	Pharmacyclics, Inc.*	18,380
12,000	RSC Holdings, Inc.*	254,280
4,500	Seattle Genetics, Inc.*	85,185
39,000	SEI Investments Co.	716,430
15,150	Sirona Dental Systems, Inc.*	732,503
4,800	Sotheby’s	160,944
9,500	The Cooper Companies, Inc.	685,330
7,000	ViroPharma, Inc.*	208,530
13,000	Wright Express Corp.*	711,360

		4,675,752

	Energy — 8.2%
10,612	Atwood Oceanics, Inc.*	487,940
13,000	C&J Energy Services, Inc.*	216,450
16,500	Complete Production Services, Inc.*	556,050
10,000	Energy XXI (Bermuda) Ltd.*	328,300
22,200	Key Energy Services, Inc.*	321,456
78,000	Kodiak Oil & Gas Corp.*	707,460
10,000	Oasis Petroleum, Inc.*	337,400
5,000	Rosetta Resources, Inc.*	239,950

		3,195,006

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments (continued)
January 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	Financial — 22.0%
30,000	Associated Banc-Corp.	$373,800
4,000	BankUnited, Inc.	91,640
10,000	Berkshire Hills Bancorp, Inc.	226,200
59,729	Brookline Bancorp, Inc.	553,688
20,000	Brown & Brown, Inc.	455,600
29,454	Capitol Federal Financial	340,194
18,660	Chicopee Bancorp, Inc.*	268,237
28,500	CNO Financial Group, Inc.*	191,520
8,000	Encore Capital Group, Inc.*	188,000
32,253	First Horizon National Corp.	281,568
32,200	Fulton Financial Corp.	299,138
2,300	Hingham Institution for Savings	118,450
65,000	Horace Mann Educators Corp.	1,016,600
12,000	Independent Bank Corp.	332,880
3,407	Investors Title Co.	137,166
6,000	Newport Bancorp, Inc.*	76,080
9,000	Peoples Federal Bancshares, Inc.*	130,500
7,300	SI Financial Group, Inc.	75,774
38,000	Susquehanna Bancshares, Inc.	347,320
18,000	Tower Group, Inc.	388,620
40,877	United Financial Bancorp, Inc.	659,755
23,000	Waddell & Reed Financial, Inc.	631,350
15,400	Washington Federal, Inc.	242,704
2,500	White Mountains Insurance Group Ltd.	1,128,100

		8,554,884

	Industrial — 13.4%
17,000	A.O. Smith Corp.	722,160
7,100	Armstrong World Industries, Inc.	331,570
8,000	Atlas Air Worldwide Holdings, Inc.*	381,080
4,000	Cymer, Inc.*	199,160
10,000	Genesee & Wyoming, Inc., Class A*	621,000
12,100	Heartland Express, Inc.	179,322
8,000	Lennox International, Inc.	289,600
8,200	PerkinElmer, Inc.	196,636
16,000	Roadrunner Transportation Systems, Inc.*	240,640
13,000	Sauer-Danfoss, Inc.*	655,200
8,000	Simpson Manufacturing Company, Inc.	259,040
5,200	Snap-on, Inc.	293,852
6,915	Sun Hydraulics Corp.	194,242
4,000	Terex Corp.*	79,200
2,000	Tidewater, Inc.	107,700
4,000	Twin Disc, Inc.	123,720
13,250	Werner Enterprises, Inc.	346,223

		5,220,345

	Real Estate Investment Trust — 0.8%
34,800	Sunstone Hotel Investors, Inc.*	323,292

	Technology — 17.5%
16,000	Allscripts Healthcare Solutions, Inc.*	305,920
4,000	athenahealth, Inc.*	232,720
40,100	Brocade Communications Systems, Inc.*	224,961
11,000	Cirrus Logic, Inc.*	224,730
6,000	CommVault Systems, Inc.*	282,000
22,000	Compuware Corp.*	172,480
3,000	Concur Technologies, Inc.*	157,050
20,000	Emulex Corp.*	208,800
22,000	Jack Henry & Associates, Inc.	752,400
18,000	MedAssets, Inc.*	190,080
18,000	Medidata Solutions, Inc.*	376,200
7,000	Mellanox Technologies Ltd.*	256,690
2,000	MicroStrategy, Inc., Class A*	230,240
9,500	MKS Instruments, Inc.	286,425
4,000	Nanometrics, Inc.*	81,000
7,000	NetSuite, Inc.*	293,160
2,000	OmniVision Technologies, Inc.*	26,620
7,175	Open Text Corp.*	363,701
10,000	QLogic Corp.*	173,200
13,000	Quality Systems, Inc.	527,280
5,000	Quest Software, Inc.*	101,750
18,000	Radware Ltd.*	566,640
8,000	Synchronoss Technologies, Inc.*	267,360
6,400	Taleo Corp., Class A*	230,464
1,800	The Ultimate Software Group, Inc.*	120,042
27,000	TriQuint Semiconductor, Inc.*	161,730

		6,813,643

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments (continued)
January 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	Utilities — 2.6%
13,600	ALLETE, Inc.	$563,720
17,400	Portland General Electric Co.	433,956

		997,676

	Total Common Stocks (Cost $35,714,675)	38,040,567

NO. OF
RIGHTS

	RIGHTS — 0.0%
5,500	Forest Laboratories, Inc., Contingent Value Rights*	5,225

SHARES

	SHORT-TERM INVESTMENT — 2.2%
841,815	Fidelity Institutional Money Market Government Portfolio, Class I, 0.04%^ (Cost $841,815)	841,815

	Total Investments — 99.8% (Cost $36,556,490)	38,887,607

	Other Assets Less Liabilities — 0.2%	66,071

	Net Assets — 100.0%	$38,953,678

*	Non-income producing security
^	7-day yield as of January 31, 2012

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Focus Fund
Portfolio of Investments
January 31, 2012
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 87.7%
	Advertising — 2.6%
630,000	Lamar Advertising Co., Class A*	$18,024,300

	Building Materials — 3.8%
825,000	Simpson Manufacturing Company, Inc.	26,713,500

	Diversified Financial Services — 6.6%
94,910	Diamond Hill Investment Group, Inc.	7,252,073
503,756	Encore Capital Group, Inc.*	11,838,266
445,061	Marlin Business Services Corp.*	6,368,823
125,000	T. Rowe Price Group, Inc.	7,230,000
912,000	The Charles Schwab Corp.	10,624,800
173,137	White River Capital, Inc.	3,609,907

		46,923,869

	Entertainment — 15.0%
1,169,000	Bally Technologies, Inc.*	49,355,180
1,393,670	Penn National Gaming, Inc.*	57,056,850

		106,412,030

	Healthcare Products — 1.8%
180,000	Henry Schein, Inc.*	12,760,200

	Home Furnishings — 1.4%
680,160	American Woodmark Corp.	9,671,875

	Insurance — 13.3%
805,750	AON Corp.	39,022,472
136,640	Markel Corp. *	55,075,485

		94,097,957

	Internet — 5.0%
60,600	Google, Inc., Class A*	35,154,666

	Media — 5.1%
1,903,000	News Corp., Class A	35,833,490

	Retail — 22.1%
1,840,088	CarMax, Inc. *	55,993,878
30,000	Dick’s Sporting Goods, Inc.	1,236,300
791,749	O’Reilly Automotive, Inc.*	64,535,461
769,150	World Fuel Services Corp.	34,904,027

		156,669,666

	Telecommunications — 9.9%
1,110,595	American Tower Corp., Class A*	70,533,888

	Transportation — 1.1%
504,200	Roadrunner Transportation Systems, Inc.*	7,583,168

	Total Common Stocks (Cost $340,628,539)	620,378,609

	SHORT-TERM INVESTMENT — 12.1%
85,258,126	Fidelity Institutional Money Market Government Portfolio, Class I, 0.04%^ (Cost $85,258,126)	85,258,126

	Total Investments — 99.8% (Cost $425,886,665)	705,636,735

	Other Assets Less Liabilities — 0.2%	1,159,146

	Net Assets — 100.0%	$706,795,881

*	Non-income producing security
^	7-day yield as of January 31, 2012

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Large Cap Financial Fund
Portfolio of Investments
January 31, 2012
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 97.2%
	Banks — 68.3%
385,000	Bank of America Corp.	$2,745,050
50,000	BB&T Corp.	1,359,500
64,000	Capital One Financial Corp.	2,928,000
100,000	Citigroup, Inc.	3,072,000
105,000	Comerica, Inc.	2,905,350
225,000	Fifth Third Bancorp	2,927,250
300,000	Huntington Bancshares, Inc.	1,713,000
81,000	JPMorgan Chase & Co.	3,021,300
380,000	KeyCorp	2,952,600
25,000	M&T Bank Corp.	1,993,500
105,000	Morgan Stanley	1,958,250
25,000	Principal Financial Group, Inc.	682,750
65,000	The Bank Of New York Mellon Corp.	1,308,450
10,000	The Goldman Sachs Group, Inc.	1,114,700
50,000	The PNC Financial Services Group, Inc.	2,946,000
105,000	U.S. Bancorp	2,963,100
107,000	Wells Fargo & Co.	3,125,470

		39,716,270

	Commercial Services — 5.9%
3,000	MasterCard, Inc., Class A	1,066,710
50,000	Total System Services, Inc.	1,072,000
13,000	Visa, Inc., Class A	1,308,320

		3,447,030

	Diversified Financial Services — 8.2%
30,000	American Express Co.	1,504,200
22,000	Ameriprise Financial, Inc.	1,178,100
38,000	Discover Financial Services	1,032,840
90,000	The Charles Schwab Corp.	1,048,500

		4,763,640

	Home Builders — 1.9%
25,000	Lennar Corp.	537,250
25,000	Toll Brothers, Inc.*	545,250

		1,082,500

	Insurance — 11.3%
10,000	American International Group, Inc.*	251,100
50,000	MetLife, Inc.	1,766,500
20,000	Prudential Financial, Inc.	1,144,800
165,000	SunTrust Banks, Inc.	3,394,050

		6,556,450

	Real Estate Investment Trust — 0.1%
5,000	Annaly Capital Management, Inc.	84,200

	Savings & Loans — 1.5%
5,000	Hudson City Bancorp, Inc.	33,650
65,000	New York Community Bancorp, Inc.	824,850

		858,500

	Total Common Stocks (Cost $56,463,133)	56,508,590

	SHORT-TERM INVESTMENT — 3.9%
2,253,040	Fidelity Institutional Money Market Government Portfolio, Class I, 0.04%^ (Cost $2,253,040)	2,253,040

	Total Investments — 101.1% (Cost $58,716,173)	58,761,630

	Liabilities Less Other Assets — (1.1)%	(622,970)

	Net Assets — 100.0%	$58,138,660

*	Non-income producing security
^	7-day yield as of January 31, 2012

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments
January 31, 2012
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 93.6%
	Banks — 36.8%
150,000	Associated Banc-Corp.	$1,869,000
160,000	BancorpSouth, Inc.	1,796,800
180,000	Banner Corp.	3,535,200
250,000	BBCN Bancorp, Inc.*	2,530,000
525,000	CapitalSource, Inc.	3,627,750
40,000	City National Corp.	1,835,200
100,000	Fifth Third Bancorp	1,301,000
89,700	First Commonwealth Financial Corp.	496,938
263,067	First Connecticut Bancorp, Inc.*	3,488,268
440,000	First Horizon National Corp.	3,841,200
20,000	First Midwest Bancorp, Inc.	217,600
75,000	FirstMerit Corp.	1,176,750
300,000	Fulton Financial Corp.	2,787,000
55,000	Glacier Bancorp, Inc.	768,350
30,000	IBERIABANK Corp.	1,568,400
135,000	Independent Bank Corp.	3,744,900
190,000	KeyCorp	1,476,300
130,000	MB Financial, Inc.	2,359,500
160,000	National Penn Bancshares, Inc.	1,390,400
267,898	Sterling Financial Corp.*	4,918,607
620,000	Susquehanna Bancshares, Inc.	5,666,800
420,000	TCF Financial Corp.	4,216,800
210,659	United Community Banks*	1,598,902
240,000	Valley National Bancorp	2,860,800
50,000	Webster Financial Corp.	1,060,000
150,000	Wintrust Financial Corp.	4,597,500
100,000	Zions Bancorp	1,684,000

		66,413,965

	Commercial Services — 1.6%
100,000	Green Dot Corp., Class A*	2,838,000

	Diversified Financial Services — 6.6%
190,000	Encore Capital Group, Inc.*	4,465,000
510,000	Netspend Holdings, Inc.*	4,452,300
45,000	Portfolio Recovery Associates, Inc.*	2,922,750

		11,840,050

	Home Builders — 2.3%
450,000	KB Home	4,059,000

	Insurance — 3.7%
210,000	CNO Financial Group, Inc.*	1,411,200
250,000	MBIA, Inc.*	3,080,000
600,000	MGIC Investment Corp.*	2,274,000

		6,765,200

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments (continued)
January 31, 2012
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Real Estate Investment Trust — 5.7%
60,000	Colony Financial, Inc.	$1,017,600
50,000	Common Wealth REIT	983,500
20,000	CYS Investments, Inc.	270,000
35,000	Hatteras Financial Corp.	971,600
15,000	Invesco Mortgage Capital, Inc.	235,200
110,000	MFA Financial, Inc.	807,400
500,000	NorthStar Realty Finance Corp.	2,490,000
460,000	RAIT Financial Trust	2,589,800
90,000	Two Harbors Investment Corp.	893,700

		10,258,800

	Savings & Loans — 36.9%
490,000	Astoria Financial Corp.	4,081,700
180,000	BankUnited, Inc.	4,123,800
720,000	Brookline Bancorp, Inc.	6,674,400
370,000	Capitol Federal Financial	4,273,500
380,000	First Niagara Financial Group, Inc.	3,636,600
346,725	Flushing Financial Corp.	4,545,565
94,331	Hingham Institution for Savings	4,858,047
230,000	Northwest Bancshares, Inc.	2,833,600
327,482	OceanFirst Financial Corp.	4,437,381
105,000	People’s United Financial, Inc.	1,294,650
55,000	Provident Financial Services, Inc.	761,200
332,196	Rockville Financial, Inc.	3,614,292
220,000	Territorial Bancorp, Inc.	4,549,600
400,000	TFS Financial Corp.*	3,600,000
210,013	United Financial Bancorp, Inc.	3,389,610
430,000	Washington Federal, Inc.	6,776,800
82,157	WSFS Financial Corp.	3,196,729

		66,647,474

	Total Common Stocks (Cost $165,218,405)	168,822,489

	INVESTMENT COMPANIES — 3.5%
175,000	American Capital Ltd.*	1,438,500
200,000	Fortress Investment Group LLC*	690,000
465,000	KKR Financial Holdings LLC	4,115,250

	Total Investment Companies (Cost $5,871,306)	6,243,750

	SHORT-TERM INVESTMENT — 1.7%
3,082,543	Fidelity Institutional Money Market Government Portfolio, Class I, 0.04%^ (Cost $3,082,543)	3,082,543

	Total Investments — 98.8% (Cost $174,172,254)	178,148,782

	Other Assets Less Liabilities — 1.2%	2,222,731

	Net Assets — 100.0%	$180,371,513

*	Non-income producing security
LLC	Limited Liability Company
^	7-day yield as of January 31, 2012

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Technology Fund
Portfolio of Investments
January 31, 2012
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 92.2%
	Auto Parts & Equipment — 4.4%
8,785	Johnson Controls, Inc.	$279,099
725	Westport Innovations, Inc.*	30,160

		309,259

	Biotechnology — 3.2%
1,325	Acorda Therapeutics, Inc.*	33,827
2,135	Alexion Pharmaceuticals, Inc.*	163,883
1,975	AVEO Pharmaceuticals, Inc.*	26,031

		223,741

	Computers — 15.5%
1,475	3D Systems Corp.*	28,202
623	Apple, Inc.*	284,387
2,757	Cognizant Technology Solutions Corp., Class A*	197,815
2,165	Fortinet, Inc.*	49,384
2,675	LivePerson, Inc.*	32,100
2,460	Mercury Computer Systems, Inc.*	32,939
1,140	MICROS Systems, Inc.*	56,669
5,525	NetApp, Inc.*	208,513
1,895	Riverbed Technology, Inc.*	45,366
554	Syntel, Inc.	25,994
3,310	Western Digital Corp.*	120,319

		1,081,688

	Electrical Components & Equipment — 0.5%
690	General Cable Corp.*	21,293
27,653	Satcon Technology Corp.*	14,424

		35,717

	Electronics — 2.7%
700	Cymer, Inc.*	34,853
1,465	ROFIN-SINAR Technologies, Inc.*	41,562
2,575	TTM Technologies, Inc.*	31,595
1,145	Woodward, Inc.	48,067
1,850	Zygo Corp.*	32,727

		188,804

	Health Care Products — 3.8%
580	Intuitive Surgical, Inc.*	266,748

	Internet — 8.8%
295	Amazon.com, Inc.*	57,360
1,225	F5 Networks, Inc.*	146,681
315	Google, Inc., Class A*	182,735
875	Liquidity Services, Inc.*	30,196
375	priceline.com, Inc.*	198,555

		615,527

	Machinery-Diversified — 4.6%
2,650	Cummins, Inc.	275,600
3,200	CVD Equipment Corp.*	45,856

		321,456

	Manufacturing — 0.7%
1,300	Polypore International, Inc.*	49,504

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Technology Fund
Portfolio of Investments (continued)
January 31, 2012
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Semiconductors — 21.9%
4,975	Altera Corp.	$197,955
3,735	Amtech Systems, Inc.*	38,060
4,635	Analog Devices, Inc.	181,368
22,250	Applied Materials, Inc.	273,230
8,025	Atmel Corp.*	77,923
7,420	AXT, Inc.*	37,990
1,110	Cavium, Inc.*	35,675
1,675	Ceva, Inc.*	45,242
1,935	Cirrus Logic, Inc.*	39,532
810	Hittite Microwave Corp.*	44,566
2,395	Intel Corp.	63,276
2,755	KLA-Tencor Corp.	140,863
3,300	Kulicke & Soffa Industries, Inc.*	35,673
2,065	Nanometrics, Inc.*	41,816
2,708	Omnivision Technologies, Inc.*	36,044
3,410	ON Semiconductor Corp.*	29,667
3,975	Rubicon Technology, Inc.*	43,049
1,600	Semtech Corp.*	45,600
2,840	Skyworks Solutions, Inc.*	61,287
1,385	Teradyne, Inc.*	22,645
1,300	Ultratech, Inc.*	38,025

		1,529,486

	Software — 14.3%
2,400	Cerner Corp.*	146,136
1,215	Informatica Corp.*	51,394
2,500	Mediware Information Systems, Inc.*	32,800
6,340	Microsoft Corp.	187,220
10,025	Oracle Corp.	282,705
2,305	Red Hat, Inc.*	106,883
2,055	VMware, Inc., Class A*	187,560

		994,698

	Telecommunications — 11.8%
1,250	Acme Packet, Inc.*	36,538
1,965	Aruba Networks, Inc.*	43,584
14,005	Cisco Systems, Inc.	274,918
22,385	Corning, Inc.	288,095
1,845	Finisar Corp.*	37,380
785	IPG Photonics Corp.*	41,440
965	Netgear, Inc.*	38,426
1,050	NeuStar, Inc.*	38,335
1,280	NII Holdings, Inc.*	25,741

		824,457

	Total Common Stocks (Cost $6,126,903)	6,441,085

	SHORT-TERM INVESTMENT — 11.1%
777,911	Fidelity Institutional Money Market Government Portfolio, Class I, 0.04%^ (Cost $777,911)	777,911

	Total Investments — 103.3% (Cost $6,904,814)	7,218,996

	Liabilities Less Other Assets — (3.3)%	(236,653)

	Net Assets — 100.0%	$6,982,343

*	Non-income producing security
^	7-day yield as of January 31, 2012

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments
January 31, 2012
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 99.2%
	Electric — 26.1%
2,250	ALLETE, Inc.	$93,262
48,692	Alliant Energy Corp.	2,064,054
76,890	Ameren Corp.	2,432,800
55,199	Avista Corp.	1,398,743
39,100	Black Hills Corp.	1,320,016
11,825	CH Energy Group, Inc.	672,606
374,148	CMS Energy Corp.	8,167,651
214,270	Consolidated Edison, Inc.	12,633,359
67,320	Constellation Energy Group, Inc.	2,452,468
530,457	Dominion Resources, Inc.	26,544,068
142,715	DTE Energy Co.	7,593,865
211,012	Duke Energy Corp.	4,496,666
2,425	Empire District Electric Co.	50,513
7,600	Entergy Corp.	527,288
144,075	Exelon Corp.	5,731,303
165,521	Integrys Energy Group, Inc.	8,592,195
314,626	MDU Resources Group, Inc.	6,726,704
17,411	MGE Energy, Inc.	781,057
61,875	Northeast Utilities	2,150,156
14,750	NV Energy, Inc.	238,950
41,604	Pepco Holdings, Inc.	817,935
512,030	PG&E Corp.	20,819,140
55,735	PPL Corp.	1,548,876
528,405	Public Service Enterprise Group, Inc.	16,031,808
134,890	TECO Energy, Inc.	2,434,764
114,704	UIL Holdings Corp.	3,966,464
11,780	UniSource Energy Corp.	438,923
27,283	Unitil Corp.	753,829
125,760	Wisconsin Energy Corp.	4,275,840
271,397	Xcel Energy, Inc.	7,219,160

		152,974,463

	Gas — 40.4%
527,993	AGL Resources, Inc.	21,916,989
404,045	Atmos Energy Corp.	13,095,098
734,073	CenterPoint Energy, Inc.	13,558,328
24,387	Chesapeake Utilities Corp.	1,049,129
8,692	Corning Natural Gas Corp.	162,975
15,968	Delta Natural Gas Company, Inc.	542,912
24,599	Gas Natural, Inc.	274,279
253,432	National Fuel Gas Co.	12,742,561
593,931	National Grid PLC ADR	29,631,218
162,359	New Jersey Resources Corp.	7,747,771
805,938	NiSource, Inc.	18,318,971
133,516	Northwest Natural Gas Co.	6,348,686
345,688	Piedmont Natural Gas Company, Inc.	11,380,049
660,977	Questar Corp.	12,743,637
23,218	RGC Resources, Inc.	416,763
480,070	Sempra Energy	27,315,983
103,059	South Jersey Industries, Inc.	5,655,878
476,766	Southern Union Co.	20,677,341
220,452	Southwest Gas Corp.	9,214,894
110,149	The Laclede Group, Inc.	4,588,807
182,375	UGI Corp.	4,907,711
179,916	Vectren Corp.	5,143,798
239,332	WGL Holdings, Inc.	10,207,510

		237,641,288

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments (continued)
January 31, 2012
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Insurance — 0.5%
27	Berkshire Hathaway, Inc., Class A*	$3,183,975

	Oil & Gas — 2.4%
387,824	Cheniere Energy, Inc.*	4,960,269
99,629	Energen Corp.	4,799,129
86,910	EQT Corp.	4,390,693

		14,150,091

	Pipelines — 29.8%
1,092,116	El Paso Corp.	29,345,157
787,001	Enbridge, Inc.	29,559,758
348,000	ONEOK, Inc.	28,939,680
913,049	Spectra Energy Corp.	28,751,913
702,307	TransCanada Corp.	28,829,702
1,016,685	The Williams Companies, Inc.	29,300,862

		174,727,072

	Total Common Stocks (Cost $420,883,439)	582,676,889

	SHORT-TERM INVESTMENT — 1.3%
7,869,061	Fidelity Institutional Money Market Government Portfolio, Class I, 0.04%^ (Cost $7,869,061)	7,869,061

	Total Investments — 100.5% (Cost $428,752,500)	590,545,950

	Liabilities Less Other Assets — (0.5)%	(2,987,639)

	Net Assets — 100.0%	$587,558,311

*	Non-income producing security
ADR	American Depositary Receipt
PLC	Public Liability Company
^	7-day yield as of January 31, 2012

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments
January 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 58.7%
	Basic Materials — 8.1%
76,959	Albemarle Corp.	$4,949,233
113,564	MeadWestvaco Corp.	3,343,324
21,721	NewMarket Corp.	4,695,863

		12,988,420

	Communications — 4.1%
169,209	Cisco Systems, Inc.	3,321,573
87,535	Verizon Communications, Inc.	3,296,568

		6,618,141

	Consumer, Cyclical — 4.2%
96,786	CarMax, Inc.*	2,945,198
43,061	Lowes Companies, Inc.	1,155,327
43,336	Wal-Mart Stores, Inc.	2,659,097

		6,759,622

	Consumer, Non-Cyclical — 14.0%
94,213	Altria Group, Inc.	2,675,649
120,919	Bristol-Myers Squibb Co.	3,898,429
17,561	Brown-Forman Corp., Class B	1,426,129
12,962	Johnson & Johnson	854,326
14,811	Lorillard, Inc.	1,590,553
88,386	Pfizer, Inc.	1,891,460
23,542	Philip Morris International, Inc.	1,760,235
58,358	Reynolds American, Inc.	2,289,384
38,419	The Coca-Cola Co.	2,594,435
28,594	The Hershey Co.	1,746,522
18,473	Visa, Inc., Class A	1,859,123

		22,586,245

	Diversified — 0.0%
53	Leucadia National Corp.	1,471

	Energy — 3.4%
32,826	Chevron Corp.	3,383,704
29,898	ConocoPhillips	2,039,343
3,250	Linn Energy LLC	121,225

		5,544,272

	Financial — 7.8%
58,286	Berkshire Hathaway, Inc., Class B*	4,567,874
123,552	Eaton Vance Corp.	3,174,051
2,500	Hercules Technology Growth Capital, Inc	23,825
4,500	Starwood Property Trust, Inc.	88,650
117,920	Wells Fargo & Co.	3,444,443
2,794	White Mountains Insurance Group Ltd.	1,260,764

		12,559,607

	Industrial — 2.8%
51,503	Alexander & Baldwin, Inc.	2,436,092
22,579	FedEx Corp.	2,065,753

		4,501,845

	Real Estate Investment Trust — 2.9%
7,000	Apollo Commercial Real Estate Finance, Inc.	103,040
27,500	Chimera Investment Corp.	83,600
78,860	Hatteras Financial Corp.	2,189,153
85,580	UDR, Inc.	2,226,792

		4,602,585

	Technology — 7.9%
150,054	EMC Corp.*	3,865,391
139,646	Intel Corp.	3,689,447
12,106	International Business Machines Corp.	2,331,616
95,161	Microsoft Corp.	2,810,104

		12,696,558

	Utilities — 3.5%
75,256	Dominion Resources, Inc.	3,765,810
85,188	Duke Energy Corp.	1,815,356

		5,581,166

	Total Common Stocks (Cost $78,931,296)	94,439,932

	PREFERRED STOCK — 0.0%
13,600	Federal National Mortgage Association, Perpetual, Series S, 8.25%, due 12/31/15* (Cost $340,000)	19,720

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments (continued)
January 31, 2012
 (unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 1)

	CORPORATE BONDS — 14.7%
	Basic Materials — 1.1%
$275,000	Alcoa, Inc.	6.150%	08/15/20	$300,759
350,000	Barrick Gold Financeco LLC	6.125	09/15/13	378,784
250,000	BHP Billiton Finance USA Ltd.	6.750	11/01/13	273,218
315,000	EI du Pont de Nemours & Co.	4.750	03/15/15	351,949
150,000	International Paper Co.	9.375	05/15/19	198,380
300,000	The Dow Chemical Co.	4.250	11/15/20	321,471

				1,824,561

	Communications — 1.6%
275,000	Corning, Inc.	6.850	03/01/29	337,090
300,000	Deutsche Telekom International Finance BV	5.875	08/20/13	319,072
250,000	eBay, Inc.	3.250	10/15/20	255,967
400,000	Juniper Networks, Inc.	4.600	03/15/21	426,703
350,000	Symantec Corp.	4.200	09/15/20	359,442
300,000	Telefonica Emisiones SAU	5.877	07/15/19	308,135
350,000	Verizon Communications, Inc.	5.250	04/15/13	369,671
150,000	Verizon Communications, Inc.	8.750	11/01/18	208,341

				2,584,421

	Consumer, Cyclical — 1.1%
300,000	Best Buy Company, Inc.	6.750	07/15/13	318,509
300,000	CVS Caremark Corp.	4.750	05/18/20	341,841
150,000	Marriott International, Inc., Series J	5.625	02/15/13	156,141
300,000	Starbucks Corp.	6.250	08/15/17	358,036
200,000	The Home Depot, Inc.	5.400	03/01/16	233,625
300,000	Wal-Mart Stores, Inc.	5.000	10/25/40	348,957

				1,757,109

	Consumer, Non-Cyclical — 0.8%
150,000	Anheuser-Busch Inbev Worldwide, Inc.	7.750	01/15/19	197,383
350,000	Diageo Capital PLC	7.375	01/15/14	394,699
325,000	GlaxoSmithKline Capital, Inc.	4.850	05/15/13	343,821
250,000	UnitedHealth Group, Inc.	5.375	03/15/16	289,766

				1,225,669

	Energy — 0.2%
200,000	Devon Energy Corp.	5.625	01/15/14	218,863
150,000	Husky Energy, Inc.	5.900	06/15/14	164,608

				383,471

	Financial — 8.3%
250,000	Aflac, Inc.	8.500	05/15/19	314,519
250,000	American Express Credit Corp.	2.750	09/15/15	257,630
60,000	American Express Credit Corp., Series C	7.300	08/20/13	65,347
270,000	American International Group, Inc.	4.250	09/15/14	271,591
275,000	American International Group, Inc.	5.850	01/16/18	287,460
300,000	Associates Corporation of North America	6.950	11/01/18	334,274
275,000	AT&T, Inc.	2.950	05/15/16	291,644
200,000	AT&T, Inc.	5.350	09/01/40	224,226
400,000	Bank of Montreal	2.500	01/11/17	406,788
79,000	Boston Properties LP	6.250	01/15/13	82,461
325,000	Caterpillar Financial Services Corp.	4.900	08/15/13	345,554
705,000	Citigroup, Inc.	6.125	11/21/17	776,604
375,000	CME Group, Inc.	5.750	02/15/14	409,616
275,000	Credit Suisse USA, Inc.	5.125	08/15/15	296,144
275,000	Discover Financial Services	10.250	07/15/19	345,714
400,000	Fifth Third Bancorp	3.625	01/25/16	417,307
240,000	First Niagara Financial Group, Inc.	6.750	03/19/20	256,045
250,000	General Electric Capital Corp.	5.500	06/04/14	274,724
125,000	General Electric Capital Corp.	5.400	02/15/17	141,752
450,000	KeyCorp	5.100	03/24/21	490,121
320,000	Lazard Group	6.850	06/15/17	346,040
300,000	Manulife Financial Corp.	3.400	09/17/15	308,418
230,000	Merrill Lynch & Company, Inc. (a)	6.875	04/25/18	248,522
250,000	Merrill Lynch & Company, Inc., Series MTNC (a)	1.027	01/15/15	223,004
100,000	MetLife, Inc., Series A	6.817	08/15/18	121,460
250,000	Morgan Stanley	4.750	04/01/14	254,122
250,000	Morgan Stanley	6.625	04/01/18	263,758
350,000	New York Life Global Funding (b)	5.250	10/16/12	362,327
310,000	Prudential Financial, Inc.	5.500	03/15/16	345,052
285,000	Prudential Financial, Inc., Series MTNB	5.100	09/20/14	309,481
275,000	St. Paul Travelers, Inc.	5.500	12/01/15	312,980
375,000	SunTrust Banks, Inc.	5.250	11/05/12	383,584
250,000	SunTrust Banks, Inc.	6.000	09/11/17	279,851
150,000	Swiss Re Solutions Holding Corp.	7.000	02/15/26	176,753
450,000	The Bear Stearns Companies, Inc.	6.400	10/02/17	511,889
475,000	The Goldman Sachs Group, Inc.	5.375	03/15/20	482,650
300,000	The Hartford Financial Services Group, Inc.	5.375	03/15/17	310,532
400,000	The Royal Bank Of Scotland PLC	4.375	03/16/16	405,690
300,000	Wachovia Corp.	5.250	08/01/14	322,515
550,000	Wells Fargo & Co.	5.250	10/23/12	568,046
450,000	Westpac Banking Corp.	4.875	11/19/19	484,580

				13,310,775

	Industrial — 0.4%
300,000	FedEx Corp.	7.375	01/15/14	334,149
220,000	The Boeing Co.	5.000	03/15/14	240,602

				574,751

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments (continued)
January 31, 2012
 (unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 1)

	Technology — 1.0%
300,000	Applied Materials, Inc.	4.300%	06/15/21	$332,692
150,000	Dell, Inc.	4.700	04/15/13	156,705
300,000	Dell, Inc.	4.625	04/01/21	332,972
150,000	Hewlett Packard Co.	3.000	09/15/16	154,665
125,000	Hewlett Packard Co.	6.000	09/15/41	144,095
250,000	Intel Corp.	3.300	10/01/21	265,761
200,000	KLA-Tencor Corp.	6.900	05/01/18	236,773

				1,623,663

	Utilities — 0.2%
275,000	Sempra Energy	6.500	06/01/16	325,598

	Total Corporate Bonds (Cost $22,115,859)			23,610,018

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.8%
1,300,000	Federal Farm Credit Bank	2.040	07/27/16	1,310,897
271,968	Federal Home Loan Mortgage Corp.	5.000	05/01/20	295,371
533,442	Federal Home Loan Mortgage Corp.	5.500	04/01/37	589,360
650,000	Federal National Mortgage Association	2.000	07/27/16	654,521
333,654	Federal National Mortgage Association	4.500	08/01/20	358,074
360,191	Federal National Mortgage Association	6.000	10/01/37	397,389
1,990,525	Federal National Mortgage Association	4.000	10/01/41	2,107,624
1,978,438	Federal National Mortgage Association	4.000	12/01/41	2,094,826

	Total U.S. Government Agency Obligations (Cost $7,631,585)			7,808,062

	U.S. TREASURY OBLIGATIONS — 17.6%
1,450,000	U.S. Treasury Note	3.875	10/31/12	1,490,668
2,850,000	U.S. Treasury Note	2.250	05/31/14	2,982,482
1,750,000	U.S. Treasury Note	1.250	09/30/15	1,803,321
3,455,000	U.S. Treasury Note	3.125	10/31/16	3,853,945
800,000	U.S. Treasury Note	4.500	05/15/17	953,875
2,600,000	U.S. Treasury Note	3.750	11/15/18	3,042,203
1,325,000	U.S. Treasury Note	3.625	08/15/19	1,544,556
2,185,000	U.S. Treasury Note	3.500	05/15/20	2,532,210
3,050,000	U.S. Treasury Note	2.125	08/15/21	3,148,887
2,100,000	U.S. Treasury Bond	6.250	08/15/23	3,021,703
600,000	U.S. Treasury Bond	5.250	02/15/29	828,844
2,225,000	U.S. Treasury Bond	5.000	05/15/37	3,115,696

	Total U.S. Treasury Obligations (Cost $27,633,603)			28,318,390

				VALUE
SHARES				(NOTE 1)

	INVESTMENT COMPANIES — 1.5%
9,000	Ares Capital Corp.			$142,650
4,500	Calamos Convertible Opportunities and Income Fund			55,350
15,100	iShares iBoxx $High Yield Corporate Bond Fund			1,370,174
9,000	MCG Capital Corp.			42,120
5,500	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.			90,585
9,000	NGP Capital Resources Co.			70,020
11,500	PennantPark Investment Corp.			118,565
12,500	SPDR Barclays Capital High Yield Bond			493,375
8,000	Wells Fargo Advantage Income Opportunities Fund			86,160

	Total Investment Companies (Cost $2,456,487)			2,468,999

	SHORT-TERM INVESTMENT — 3.3%
5,253,259	Fidelity Institutional Money Market Government Portfolio, Class I, 0.04%^ (Cost $5,253,259)			5,253,259

	Total Investments — 100.6% (Cost $144,362,089)			161,918,380

	Liabilities Less Other Assets — (0.6)%			(1,009,659)

	Net Assets — 100.0%			$160,908,721

*	Non-income producing security
(a)	Variable/floating rate security
(b)	This security is a restricted security under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2012, the total amount of 144A securities was $362,327 or 0.23% of total net assets.
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Liability Company
^	7-day yield as of January 31, 2012

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Core Bond Fund
Portfolio of Investments
January 31, 2012
 (unaudited)

				VALUE
SHARES				(NOTE 1)

	COMMON STOCKS — 2.0%
	Diversified — 0.0%
37	Leucadia National Corp.			$1,027

	Energy — 0.5%
3,750	Linn Energy LLC			139,875

	Financial — 0.6%
5,000	Hercules Technology Growth Capital, Inc			47,650
6,000	Starwood Property Trust, Inc.			118,200

				165,850

	Real Estate Investment Trust — 0.9%
8,500	Apollo Commercial Real Estate Finance, Inc.			125,120
37,500	Chimera Investment Corp.			114,000

				239,120

	Total Common Stocks (Cost $594,204)			545,872

	CONVERTIBLE PREFERRED STOCK — 1.5%
	Financial — 1.5%
13,350	Boston Private Capital Trust I, 4.88%, due 10/1/34 (Cost $638,782)			418,022

	PREFERRED STOCK — 0.1%
10,400	Federal National Mortgage Association, Perpetual, Series S, 8.25%, due 12/31/15* (Cost $260,000)			15,080

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 1)

	CORPORATE BONDS — 56.1%
	Basic Materials — 2.9%
$ 300,000	Barrick Gold Financeco LLC	6.125%	09/15/13	$324,672
285,000	EI du Pont de Nemours & Co.	4.750	03/15/15	318,430
125,000	International Paper Co.	9.375	05/15/19	165,317

				808,419

	Communications — 5.0%
250,000	Comcast Corp.	6.500	01/15/17	298,392
275,000	Deutsche Telekom International Finance BV	5.875	08/20/13	292,483
280,000	Rogers Communications, Inc.	7.500	03/15/15	329,526
200,000	Symantec Corp.	4.200	09/15/20	205,395
250,000	Telefonica Emisiones SAU	5.877	07/15/19	256,779

				1,382,575

	Consumer, Cyclical — 7.4%
275,000	Best Buy Company, Inc.	6.750	07/15/13	291,967
325,000	PVH Corp.	7.750	11/15/23	370,997
575,000	Royal Caribbean Cruises Ltd.	7.500	10/15/27	575,000
275,000	Starbucks Corp.	6.250	08/15/17	328,199
120,000	The Home Depot, Inc.	5.400	03/01/16	140,175
300,000	YUM! Brands, Inc.	5.300	09/15/19	341,645

				2,047,983

	Consumer, Non-Cyclical — 3.1%
250,000	Altria Group, Inc.	9.250	08/06/19	340,845
125,000	Anheuser-Busch InBev Worldwide, Inc.	7.750	01/15/19	164,486
325,000	GlaxoSmithKline Capital, Inc.	4.850	05/15/13	343,821

				849,152

	Energy — 1.2%
175,000	Devon Energy Corp.	5.625	01/15/14	191,505
125,000	Husky Energy, Inc.	5.900	06/15/14	137,174

				328,679

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Core Bond Fund
Portfolio of Investments (continued)
January 31, 2012
 (unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 1)

	Financial — 31.9%
$ 250,000	Aflac, Inc.	8.500%	05/15/19	$314,519
60,000	American Express Credit Corp., Series C	7.300	08/20/13	65,347
200,000	American International Group, Inc.	5.850	01/16/18	209,062
250,000	Associates Corporation of North America	6.950	11/01/18	278,562
200,000	Capital One Financial Corp.	6.750	09/15/17	230,495
325,000	Caterpillar Financial Services Corp.	4.900	08/15/13	345,554
250,000	Citigroup, Inc.	6.125	11/21/17	275,391
300,000	CME Group, Inc.	5.750	02/15/14	327,693
300,000	Credit Suisse New York	5.300	08/13/19	322,126
225,000	Credit Suisse USA, Inc.	5.125	08/15/15	242,299
175,000	Discover Financial Services	10.250	07/15/19	220,000
250,000	Fifth Third Bancorp	6.250	05/01/13	263,813
125,000	General Electric Capital Corp.	5.400	02/15/17	141,752
250,000	JPMorgan Chase & Co.	6.300	04/23/19	289,322
300,000	KeyCorp	6.500	05/14/13	318,613
300,000	Lazard Group	6.850	06/15/17	324,412
300,000	Manulife Financial Corp.	3.400	09/17/15	308,418
420,000	Merrill Lynch & Company, Inc.	6.875	04/25/18	453,823
275,000	MetLife, Inc., Series A	6.817	08/15/18	334,015
250,000	Morgan Stanley	6.625	04/01/18	263,759
275,000	New York Life Global Funding (a)	5.250	10/16/12	284,686
288,000	Prudential Financial, Inc.	5.500	03/15/16	320,565
250,000	Prudential Financial, Inc., Series MTNB	5.100	09/20/14	271,475
300,000	SunTrust Banks, Inc.	6.000	09/11/17	335,822
215,000	SunTrust Banks, Inc.	5.250	11/05/12	219,922
125,000	Swiss Re Solutions Holding Corp.	7.000	02/15/26	147,294
500,000	The Goldman Sachs Group, Inc.	5.375	03/15/20	508,052
300,000	The Hartford Financial Services Group, Inc.	5.375	03/15/17	310,532
300,000	The Royal Bank of Scotland PLC	4.375	03/16/16	304,267
200,000	Wachovia Corp.	5.250	08/01/14	215,010
300,000	Westpac Banking Corp.	4.875	11/19/19	323,053

				8,769,653

	Industrial — 2.1%
50,000	American Railcar Industries, Inc.	7.500	03/01/14	50,750
275,000	FedEx Corp.	7.375	01/15/14	306,304
200,000	The Boeing Co.	5.000	03/15/14	218,729

				575,783

	Technology — 1.4%
125,000	Hewlett Packard Co.	3.000	09/15/16	128,888
100,000	Hewlett Packard Co.	6.000	09/15/41	115,276
130,000	KLA-Tencor Corp.	6.900	05/01/18	153,902

				398,066

	Utilities — 1.1%
250,000	Sempra Energy	6.500	06/01/16	295,998

	Total Corporate Bonds (Cost $14,228,126)			15,456,308

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.6%
609,648	Federal Home Loan Mortgage Corp.	5.500	04/01/37	673,554
500,000	Federal National Mortgage Association	2.000	07/27/16	503,478
417,218	Federal National Mortgage Association	4.500	08/01/20	447,754
450,239	Federal National Mortgage Association	6.000	10/01/37	496,736
741,914	Federal National Mortgage Association	4.000	12/01/41	785,560

	Total U.S. Government Agency Obligations (Cost $2,752,767)			2,907,082

	U.S. TREASURY OBLIGATIONS — 20.3%
400,000	U.S. Treasury Bond	6.250	08/15/23	575,562
250,000	U.S. Treasury Bond	5.250	02/15/29	345,351
1,475,000	U.S. Treasury Bond	5.000	05/15/37	2,065,462
175,000	U.S. Treasury Note	1.250	09/30/15	180,332
850,000	U.S. Treasury Note	3.250	05/31/16	947,950
50,000	U.S. Treasury Note	3.625	08/15/19	58,285
1,225,000	U.S. Treasury Note	3.500	05/15/20	1,419,660

	Total U.S. Treasury Obligations (Cost $5,313,094)			5,592,602

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Core Bond Fund
Portfolio of Investments (continued)
January 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	INVESTMENT COMPANIES — 7.0%
10,000	Ares Capital Corp.	$158,500
7,000	Calamos Convertible Opportunities and Income Fund	86,100
9,600	iShares iBoxx $High Yield Corporate Bond Fund	871,104
9,000	MCG Capital Corp.	42,120
5,500	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	90,585
8,000	NGP Capital Resources Co.	62,240
12,000	PennantPark Investment Corp.	123,720
10,000	SPDR Barclays Capital High Yield Bond	394,700
8,000	Wells Fargo Advantage Income Opportunities Fund	86,160

	Total Investment Companies (Cost $1,910,357)	1,915,229

	SHORT-TERM INVESTMENT — 2.7%
735,975	Fidelity Institutional Money Market Government Portfolio, Class I, 0.04%^ (Cost $735,975)	735,975

	Total Investments — 100.3% (Cost $26,433,305)	27,586,170

	Liabilities Less Other Assets — (0.3)%	(91,238)

	Net Assets — 100.0%	$27,494,932

*	Non-income producing security
(a)	This security is a restricted security under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2012, the total amount of 144A securities was $284,686 or 1.0% of total net assets.
LLC	Limited Liability Company
PLC	Public Liability Company
^	7-day yield as of January 31, 2012

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

Notes to Portfolios of Investments
January 31, 2012
(unaudited)

1. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Portfolio Valuation — The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Funds’ Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

The funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The FBR Funds

Notes to Portfolios of Investments
January 31, 2012
(unaudited)

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2012:

			Level 3
		Level 2	Significant
	Level 1	Other Significant	Unobservable
	Quoted prices	Observable Inputs	Inputs	Total

Large Cap Fund

Common Stocks^	$38,819,535	$–	$–	$38,819,535
Short-Term Investment	222,676	–	–	222,676

Total	$39,042,211	$–	$–	$39,042,211

Mid Cap Fund

Short-Term Investment	$18,300,794	$–	$–	$18,300,794
Common Stocks^	1,271,639	–	–	1,271,639

Total	$19,572,433	$–	$–	$19,572,433

Small Cap Fund

Common Stocks^	$38,040,567	$–	$–	$38,040,567
Rights	–	–	5,225	5,225
Short-Term Investment	841,815	–	–	841,815

Total	$38,882,382	$–	$5,225	$38,887,607

Focus Fund

Common Stocks^	$620,378,609	$–	$–	$620,378,609
Short-Term Investment	85,258,126	–	–	85,258,126

Total	$705,636,735	$–	$–	$705,636,735

Large Cap Financial Fund

Common Stocks^	$56,508,590	$–	$–	$56,508,590
Short-Term Investment	2,253,040	–	–	2,253,040

Total	$58,761,630	$–	$–	$58,761,630

Small Cap Financial Fund

Common Stocks^	$168,822,489	$–	$–	$168,822,489
Investment Companies	6,243,750	–	–	6,243,750
Short-Term Investment	3,082,543	–	–	3,082,543

Total	$178,148,782	$–	$–	$178,148,782

Technology Fund

Common Stocks^	$6,441,085	$–	$–	$6,441,085
Short-Term Investment	777,911	–	–	777,911

Total	$7,218,996	$–	$–	$7,218,996

Gas Utility Index Fund

Common Stocks^	$582,676,889	$–	$–	$582,676,889
Short-Term Investment	7,869,061	–	–	7,869,061

Total	$590,545,950	$–	$–	$590,545,950

The FBR Funds

Notes to Portfolios of Investments
January 31, 2012
(unaudited)
			Level 3
		Level 2	Significant
	Level 1	Other Significant	Unobservable
	Quoted prices	Observable Inputs	Inputs	Total

Balanced Fund

Common Stocks^	$94,439,932	$–	$–	$94,439,932
Corporate Bonds	–	23,610,018	–	23,610,018
Investment Companies	2,468,999	–	–	2,468,999
Preferred Stocks	19,720	–	–	19,720
Short-Term Investment	5,253,259	–	–	5,253,259
U.S. Government Agency Obligations	–	7,808,062	–	7,808,062
U.S. Treasury Obligations	–	28,318,390	–	28,318,390

Total	$102,181,910	$59,736,470	$–	$161,918,380

Core Bond Fund

Common Stocks^	$545,872	$–	$–	$545,872
Convertible Preferred Stocks	–	418,022	–	418,022
Corporate Bonds	–	15,456,308	–	15,456,308
Investment Companies	1,915,229	–	–	1,915,229
Preferred Stocks	15,080	–	–	15,080
Short-Term Investment	735,975	–	–	735,975
U.S. Government Agency Obligations	–	2,907,082	–	2,907,082
U.S. Treasury Obligations	–	5,592,602	–	5,592,602

Total	$3,212,156	$24,374,014	$–	$27,586,170

^ Please refer to portfolio of investments for industry classifications of common stocks.

The following table reconciles the valuation of the Small Cap Fund’s Level 3 investment securities and related transactions during the period ended January 31, 2012:

Beginning value at 11/1/11	$5,225
Net purchases	–
Net realized loss	–
Net unrealized appreciation	–
Net transfers into Level 3	–

Ending value at 1/31/12	5,225

Market value at 1/31/12	5,225

Net unrealized appreciation during the period on Level 3 securities held at 1/31/12	–

The FBR Funds

Notes to Portfolios of Investments
January 31, 2012
(unaudited)

New Accounting Pronouncements — In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Security Transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Other information regarding the Funds is available in the Funds’ most recent annual or semi-annual report to shareholders. This information is available on the Securities and Exchange Commission’s website at www.sec.gov.

2. Investments in Affiliates

Affiliated issuers, as defined by the Investment Act of 1940, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. There were no investments in affiliates in any of the FBR funds, for the period ended January 31, 2012.

3. Federal Tax Information

As of January 31, 2012 the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Federal Tax Cost	Appreciation	Depreciation	(Depreciation)

Large Cap Fund	35,712,494	4,957,982	(1,628,265)	3,329,717
Mid Cap Fund	17,414,486	3,094,302	(936,355)	2,157,947
Small Cap Fund	36,710,600	4,446,324	(2,269,317)	2,177,007
Focus Fund	425,886,665	294,888,314	(15,138,244)	279,750,070
Large Cap Financial Fund	61,474,056	2,822,362	(5,534,788)	(2,712,426)
Small Cap Financial Fund	177,198,894	14,659,109	(13,709,221)	949,888
Technology Fund	7,210,515	564,483	(556,002)	8,481
Gas Utility Index Fund	444,535,875	161,993,946	(15,983,871)	146,010,075
Balanced Fund	144,407,184	18,916,509	(1,405,313)	17,511,196
Core Bond Fund	26,435,178	1,721,172	(570,180)	1,150,992

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   The FBR Funds

     By (Signature and Title)     /s/ Kimberly J. Bradshaw
                                                    Kimberly J. Bradshaw, Secretary, Treasurer, and Principal Financial Officer

     Date 3/23/2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*   /s/ Kimberly J. Bradshaw
                                                    Kimberly J. Bradshaw, Secretary, Treasurer, and Principal Financial Officer

     Date 3/23/2012

     By (Signature and Title)*   /s/ David H. Ellison
                                                    David H. Ellison, President and Principal Executive Officer

     Date 3/23/2012

*Print the name and title of each signing officer under his or her signature.